Item 1  Schedule of Investments



 T. Rowe Price Summit Municipal Money Market Fund
 Unaudited                                                   July 31, 2005
 PORTFOLIO OF INVESTMENTS (1)                          $ Par         Value
 (Amounts in 000s)

 ARIZONA 2.1%
 Salt River Agricultural Improvement & Power, TECP
 2.48%, 9/7/05                                         5,800         5,800

 2.73%, 8/8/05                                         4,000         4,000

 2.85%, 8/12/05                                        1,500         1,500

 Total Arizona (Cost $11,300)                                        11,300

 CALIFORNIA 1.9%
 California Housing Fin. Agency
 VRDN (Currently 2.33%) #                               2,795         2,795

 California Infrastructure & Economic Dev. Bank
 J. Paul Getty Trust, VRDN (Currently 1.62%)
 (Tender 10/3/05)                                      1,000         997

 Salvation Army, TECP, 2.10%, 8/9/05                   4,400         4,400

 Los Angeles Airport, TECP, 2.25%, 8/9/05 #            1,800         1,800

 Total California (Cost $9,992)                                      9,992

 COLORADO 5.4%
 Colorado, Education Loan Program, TRAN, 3.00%, 8/9/05 10,000        10,002

 Colorado Housing Fin. Auth.
 Single Family
 VRDN (Currently 2.42%) #                              4,000         4,000

 2.80%, 7/5/06 #                                       10,000        10,000

 Colorado Student Obligation Bond Auth.
 VRDN (Currently 2.39%) (AMBAC Insured) #              1,000         1,000

 Denver City & County, GO, 5.25%, 8/1/05               400           400

 Denver City & County Airport, 5.25%, 11/15/05
 (FGIC Insured) #                                      3,500         3,524

 Total Colorado (Cost $28,926)                                       28,926

 DISTRICT OF COLUMBIA 3.4%
 Metropolitan Washington Airports Auth.
 TECP, 2.60%, 9/14/05 #                                3,800         3,800

 TECP, 2.85%, 8/18/05 #                                10,800        10,800

 VRDN (Currently 2.41%) (MBIA Insured) #               3,735         3,735

 Total District of Columbia (Cost $18,335)                           18,335

 FLORIDA 4.7%
 Greater Orlando Aviation Auth., VRDN (Currently 2.40%)
 (FSA Insured) #                                       7,735         7,735

 Jacksonville Electric Auth., Saint Johns River Power
 Park, 5.00%, 10/1/05                                  350           351

 Jacksonville HFA, Mayo Foundation
 TECP, 2.65%, 11/20/05                                 8,000         8,000

 Palm Beach County School Dist., TECP, 2.65%, 9/14/05  2,000         2,000

 Sunshine State Gov't. Fin. Commission, Miami-Dade
 County, TECP, 2.40%, 8/11/05 #                        7,500         7,500

 Total Florida (Cost $25,586)                                        25,586

 GEORGIA 2.4%
 Forsyth County Dev. Auth., Federal Road
 VRDN (Currently 2.40%) #                              6,825         6,825

 Georgia, GO, 7.20%, 3/1/06                            100           103

 Savannah Economic Dev. Auth.
 Home Depot, VRDN (Currently 2.39%) #                  1,650         1,650

 VRDN (Currently 2.40%) #                              4,400         4,400

 Total Georgia (Cost $12,978)                                        12,978

 ILLINOIS 9.2%
 Chicago O' Hare Int'l. Airport
 VRDN (Currently 2.40%) (FSA Insured) #                4,000         4,000

 VRDN (Currently 2.40%) (MBIA Insured) #               2,000         2,000

 VRDN (Currently 2.40%) (MBIA Insured) #               11,375        11,375

 VRDN (Currently 2.41%) (AMBAC Insured) #              1,875         1,875

 VRDN (Currently 2.41%) (MBIA Insured) #               6,245         6,245

 Illinois, GO, 5.00%, 11/1/05                          5,400         5,432

 Illinois Student Assistance Commission
 VRDN (Currently 2.40%) #                              4,500         4,500

 Illinois Unemployment Insurance Fund, 5.00%, 12/15/05 12,500        12,612

 Lake County PCR, W. W. Grainger
 VRDN (Currently 2.60%) #                              1,500         1,500

 Total Illinois (Cost $49,539)                                       49,539

 INDIANA 2.8%
 Gibson County PCR, Toyota Motor Credit
 VRDN (Currently 2.39%) #                              4,000         4,000

 Indiana Dev. Fin. Auth., PSI Energy
 VRDN (Currently 2.38%) #                              11,000        11,000

 Total Indiana (Cost $15,000)                                        15,000

 IOWA 2.0%
 Iowa Fin. Auth.
 Single Family
 VRDN (Currently 2.41%) #                              3,230         3,230

 2.75%, 1/1/36 (Tender 2/1/06) #                       7,500         7,500

 Total Iowa (Cost $10,730)                                           10,730

 KENTUCKY 0.1%
 Louisville & Jefferson County Airport, 5.00%, 7/1/06
 (FSA Insured) #                                       500           509

 Total Kentucky (Cost $509)                                          509

 LOUISIANA 1.5%
 Lake Charles Harbor & Terminal Dist., Conoco
 VRDN (Currently 2.39%) #                              3,400         3,400

 Plaquemines Parish, BP Exploration & Oil
 VRDN (Currently 2.40%) #                              2,600         2,600

 St. Charles Parish PCR, Shell Oil
 VRDN (Currently 2.40%) #                              1,900         1,900

 Total Louisiana (Cost $7,900)                                       7,900

 MAINE 0.5%
 Maine, GO, TAN, 4.00%, 6/30/06                        2,500         2,529

 Total Maine (Cost $2,529)                                           2,529

 MARYLAND 1.5%
 Maryland CDA
 Parklane Apartments, VRDN (Currently 2.39%) #         2,900         2,900

 Single Family, VRDN (Currently 2.10%)
 (Tender 12/5/05) #                                    5,000         5,000

 Total Maryland (Cost $7,900)                                        7,900

 MASSACHUSETTS 0.0%
 Massachusetts, GO, 5.00%, 9/1/05 (MBIA Insured)       250           251

 Total Massachusetts (Cost $251)                                     251

 MICHIGAN 6.2%
 Michigan, GO, TECP, 2.67%, 10/4/05                    3,000         3,000

 Michigan Building Auth.,  TECP, 2.55%, 8/25/05        20,000        20,000

 Michigan HDA, Multi-Family, VRDN (Currently 2.39%)
 (MBIA Insured) #                                      1,800         1,800

 Michigan Municipal Bond Auth.
 Clean Water, 5.00%, 10/1/05                           2,500         2,509

 GO, 3.50%, 8/22/05                                    6,000         6,003

 Total Michigan (Cost $33,312)                                       33,312

 MINNESOTA 0.7%
 Minnesota Housing Fin. Agency, Single Family
 2.95%, 5/18/06 #                                      2,800         2,800

 Rochester Health Care Fac., Mayo Foundation, TECP
 2.55%, 9/6/05                                         1,000         1,000

 Total Minnesota (Cost $3,800)                                       3,800

 NEBRASKA 0.6%
 Douglas County, Waste Management
 VRDN (Currently 2.39%) #                              3,000         3,000

 Total Nebraska (Cost $3,000)                                        3,000

 NEVADA 2.9%
 Clark County IDRB, PCR
 Southwest Gas Corp.
 VRDN (Currently 2.40%) (FGIC Insured) #               2,495         2,495

 VRDN (Currently 2.40%) #                              3,000         3,000

 Nevada Housing Division
 Apache / Multi-Family, VRDN (Currently 2.38%) #       4,400         4,400

 Siverado / Multi-Family, VRDN (Currently 2.38%) #     5,500         5,500

 Total Nevada (Cost $15,395)                                         15,395

 NEW JERSEY 1.5%
 New Jersey, GO, TRAN, 4.00%, 6/23/06                  8,000         8,085

 Total New Jersey (Cost $8,085)                                      8,085

 NEW YORK 0.2%
 Port Auth. of New York & New Jersey, JFK Int'l. Air
 Terminal, VRDN (Currently 2.38%) (MBIA Insured) #     1,000         1,000

 Total New York (Cost $1,000)                                        1,000

 NORTH CAROLINA 2.1%
 Charlotte Airport, VRDN (Currently 2.41%)
 (MBIA Insured) #                                      3,000         3,000

 Charlotte Water & Sewer, TECP, 3.00%, 2/7/06          5,000         5,000

 Charlotte, GO, Wachovia Bank, TECP, 2.75%, 4/5/06     2,000         2,000

 Guilford County, GO, Public Improvement
 5.00%, 10/1/05                                        1,250         1,254

 North Carolina Housing Fin. Agency, Single Family
 VRDN (Currently 2.40%) #                              100           100

 Total North Carolina (Cost $11,354)                                 11,354

 OHIO 0.9%
 Ohio Water Dev. Auth.
 Cleveland Electric Illuminating
 VRDN (Currently 2.38%) #                             2,000         2,000

 Toledo Edison, VRDN (Currently 2.37%) #               3,000         3,000

 Total Ohio (Cost $5,000)                                            5,000

 OREGON 0.9%
 Oregon Housing & Community Services Dept.
 Single Family, VRDN (Currently 2.39%) #               5,000         5,000

 Total Oregon (Cost $5,000)                                          5,000

 PENNSYLVANIA 0.3%
 Delaware County IDA, Elder Care, 8.625%, 9/1/25
 (Prerefunded 9/1/05+) #                               1,585         1,640

 Total Pennsylvania (Cost $1,640)                                    1,640

 SOUTH CAROLINA 1.0%
 Berkeley County PCR, BP Amoco
 VRDN (Currently 2.40%) #                              1,400         1,400
#
 South Carolina Public Service Auth.
 TECP, 2.85%, 8/11/05                                  4,000         4,000

 Total South Carolina (Cost $5,400)                                  5,400

 SOUTH DAKOTA 0.6%
 South Dakota HEFA, Sioux Valley Hosp.
 VRDN (Currently 2.38%)                                3,000         3,000

 Total South Dakota (Cost $3,000)                                    3,000

 TENNESSEE 4.8%
 Educ. Funding of the South, Volunteer State Student
 Funding, VRDN (Currently 2.37%) #                     20,900        20,900

 Shelby County, GO, TECP, 2.75%, 8/1/05                5,000         5,000

 Total Tennessee (Cost $25,900)                                      25,900

 TEXAS 20.3%
 Brazos River Auth. PCR
 TXU Energy, VRDN (Currently 2.38%) #                  11,700        11,700

 VRDN (Currently 2.40%) #                              6,000         6,000

 Dallas/Fort Worth Airport
 VRDN (Currently 2.40%) (FSA Insured) #                2,495         2,495

 VRDN (Currently 2.40%) (MBIA Insured) #               8,875         8,875

 Gulf Coast Waste Disposal Auth., BP Amoco
 VRDN (Currently 2.40%) #                              2,600         2,600

 Harris County, GO, TECP, 2.90%, 8/12/05               4,870         4,870

 Houston Airport, VRDN (Currently 2.41%) (FSA Insured) 3,910         3,910
#
 North Texas Higher Ed. Auth., VRDN (Currently 2.40%) #7,200         7,200

 Northside School Dist., GO
 2.85%, 6/15/35 (Tender 6/15/06)                       7,000         7,000

 Port Auth. of Houston, GO, TECP
 2.45%, 8/11/05 #                                      4,050         4,050

 2.80%, 8/5/05 #                                       2,500         2,500

 2.80%, 8/15/05 #                                      5,000         5,000

 2.87%, 8/9/05 #                                       4,000         4,000

 2.90%, 8/8/05 #                                       4,000         4,000

 2.90%, 8/10/05 #                                      3,245         3,245

 San Antonio Electric & Gas
 5.00%, 2/1/06                                         1,175         1,188

 TECP, 2.85%, 8/18/05                                  5,000         5,000

 San Antonio Water, TECP, 2.85%, 8/10/05               5,000         5,000

 Texas, GO
 Student Loan, 5.00%, 8/1/05 #                         1,425         1,425

 TRAN, 3.00%, 8/31/05                                  15,000        15,014

 Water Dev., GO, 6.50%, 8/1/05 (Escrowed to Maturity)  15            15

 Texas PFA, 2.65%, 10/12/05                            4,000         4,000

 Total Texas (Cost $109,087)                                         109,087

 UTAH 7.3%
 Salt Lake City PCR, BP Amco, 2.20%, 10/1/05           4,715         4,701

 Salt Lake County Solid Waste, Rio Tinto
 VRDN (Currently 2.40%) #                              9,800         9,800

 Utah Board of Regents, VRDN (Currently 2.40%)
 (AMBAC Insured) #                                     25,000        25,000

 Total Utah (Cost $39,511)                                           39,501

 VERMONT 0.7%
 Vermont Ed. & Health Buildings Fin. Agency
 Middlebury College, VRDN (Currently 1.99%)
 (Tender 11/1/05)                                      4,000         4,000

 Total Vermont (Cost $4,000)                                         4,000

 VIRGINIA 6.6%
 Capital Region Airport Commission
 VRDN (Currently 2.39%) #                              6,485         6,485

 Richmond Air, VRDN (Currently 2.46%)
 (AMBAC Insured) #                                     11,345        11,345

 Charles City & County Economic Dev. Auth., Waste
 Management, VRDN (Currently 2.39%) #                  2,500         2,500

 Virginia HDA, Multi Family
 2.80%, 9/1/37 (Tender 9/1/05) #                       15,000        15,000

 Virginia Public School Auth., GO, 5.25%, 8/1/05       160           160

 Total Virginia (Cost $35,490)                                       35,490

 WASHINGTON 3.8%
 Port Bellingham IDC, BP West Coast Products
 VRDN (Currently 2.40%) #                              5,400         5,400

 Port of Seattle, TECP
 2.70%, 12/7/05 #                                      3,135         3,135

 2.73%, 8/5/05 #                                       2,680         2,680

 Seattle, GO, 1.65%,1/15/26 (Tender 8/31/05)           9,000         9,000

 Total Washington (Cost $20,215)                                     20,215

 WISCONSIN 3.2%
 Wisconsin Housing & Economic Dev. Auth., Single Family
 VRDN (Currently 2.39%) #                              17,270        17,270

 Total Wisconsin (Cost $17,270)                                      17,270

 WYOMING 0.1%
 Lincoln County PCR, Exxon Mobil
 VRDN (Currently 2.32%) #                              800           800

 Total Wyoming (Cost $800)                                           800

 Total Investments in Securities
 102.2% of Net Assets (Cost $549,734)                  $              549,724



 (1)   Denominated in U.S. dollars unless otherwise noted
 #     Interest subject to alternative minimum tax
 +     Used in determining portfolio maturity
 AMBAC AMBAC Assurance Corp.
 CDA   Community Development Administration
 FGIC  Financial Guaranty Insurance Company
 FSA   Financial Security Assurance Inc.
 GO    General Obligation
 HDA   Housing Development Authority
 HEFA  Health & Educational Facility Authority
 HFA   Health Facility Authority
 IDA   Industrial Development Authority/Agency
 IDC   Industrial Development Corp.
 IDRB  Industrial Development Revenue Bond
 MBIA  MBIA Insurance Corp.
 PCR   Pollution Control Revenue
 PFA   Public Finance Authority
 TAN   Tax Anticipation Note
 TECP  Tax-Exempt Commercial Paper
 TRAN  Tax Revenue Anticipation Note
 VRDN Variable-Rate Demand Note; rate shown is effective rate at period-end


 The accompanying notes are an integral part of this Portfolio of Investments.



T. Rowe Price Summit Municipal Money Market Fund
Unaudited July 31, 2005
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Summit Municipal Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Summit Municipal Money Market Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks preservation of capital and liquidity and, consistent with these, the highest possible current income exempt from federal income taxes.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation
Securities are valued at amortized cost. Assets and liabilities for which such valuation procedures are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Investment Transactions
Investment transactions are accounted for on the trade date.

NOTE 2 - FEDERAL INCOME TAXES
At July 31, 2005, the cost of investments for federal income tax purposes was $549,724,000.



 T. Rowe Price Summit Municipal Intermediate Fund
 Unaudited                                                   July 31, 2005
 PORTFOLIO OF INVESTMENTS (1)                          $ Par         Value
 (Amounts in 000s)

 ALABAMA 1.0%
 Alabama Federal Highway Fin. Auth., 5.00%, 3/1/08
 (MBIA Insured)                                        1,000         1,048

 Jefferson County Sewer, 5.50%, 2/1/40
 (Prerefunded 2/1/11+)(FGIC Insured)                   1,000         1,112

 Total Alabama (Cost $2,117)                                         2,160

 ALASKA 2.0%
 Alaska HFC, Single Family Housing, 5.75%, 12/1/11 #   485           507

 Anchorage, GO, 5.00%, 3/1/20 (MBIA Insured)           1,755         1,881

 Valdez Marine, BP Pipelines,  VRDN (Currently 2.32%)  1,700         1,700

 Total Alaska (Cost $4,031)                                          4,088

 ARIZONA 3.3%
 Arizona HFA, Blood Systems, 5.00%, 4/1/18             645           671

 Arizona School Fac. Board, 5.50%, 7/1/13              1,500         1,652

 Phoenix Civic Improvement Corp., Wastewater, 5.00%,
 7/1/17 (MBIA Insured)                                 1,500         1,632

 Phoenix Street & Highway, 5.00%, 7/1/11 (FGIC Insured)1,500         1,626

 Salt River Agricultural Improvement & Power Dist.
 5.25%, 1/1/15                                         500           546

 Tempe IDA, Friendship Village, 5.375%, 12/1/13        750           761

 Total Arizona (Cost $6,807)                                         6,888

 ARKANSAS 0.3%
 Univ. of Arkansas, 5.00%, 11/1/26 (MBIA Insured)      500           532

 Total Arkansas (Cost $517)                                          532

 CALIFORNIA 10.8%
 California, GO
 5.00%, 2/1/10                                         500           533

 5.00%, 2/1/11                                         750           805

 5.00%, 11/1/24                                        700           727

 5.25%, 3/1/07                                         1,000         1,036

 5.50%, 11/1/33                                        500           546

 6.30%, 10/1/07                                        1,400         1,497

 Economic Recovery
 5.00%, 7/1/16                                         1,000         1,071

 5.00%, 7/1/23 (Tender 7/1/07)                         1,000         1,038

 5.25%, 1/1/11                                         1,000         1,089

 California Dept. of Water Resources
 Power Supply
 5.25%, 5/1/09 (MBIA Insured)                          1,500         1,611

 5.50%, 5/1/11                                         800           879

 5.50%, 5/1/14 (AMBAC Insured)                         1,000         1,119

 California HFA, Cedars Sinai Medical Center
 5.00%, 11/15/20                                       750           788

 California Public Works Board
 Dept. of Corrections
 5.00%, 6/1/07                                         500           518

 6.00%, 11/1/05 (MBIA Insured)                         250           252

 Dept. of Mental Health, 5.00%, 6/1/08                 1,000         1,049

 Capistrano Unified School Dist., 5.875%, 9/1/23       200           213

 Napa Valley Community College Dist.
 5.00%, 8/1/21 (MBIA Insured)                          1,000         1,072

 Port of Oakland, 5.00%, 11/1/11 (MBIA Insured) #      1,000         1,073

 San Diego Unified School Dist.
 5.00%, 7/1/16 (MBIA Insured)                          3,405         3,755

 Santa Clara Valley Transportation Auth., 5.00%, 4/1/36
 (Tender 10/2/06) (AMBAC Insured)                      630           646

 Univ. of California Regents
 5.00%, 5/15/19 (FSA Insured)                          1,115         1,196

 Total California (Cost $22,459)                                     22,513

 COLORADO 0.1%
 Arapahoe County, Zero Coupon, 8/31/26
 (Prerefunded 8/31/05+)                                1,000         208

 Total Colorado (Cost $217)                                          208

 CONNECTICUT 1.4%
 Connecticut, GO, 5.25%, 6/15/13 (Prerefunded 6/15/09+)
 (FGIC Insured)                                        1,000         1,081

 Mashantucket Western Pequot Tribe, 144A
 5.60%, 9/1/09                                         200           212

 5.70%, 9/1/12                                         500           529

 Mohegan Tribe Indians, 6.25%, 1/1/31                  450           486

 Univ. of Connecticut, Student Fee
 5.25%, 11/15/16 (FGIC Insured)                        500           555

 Total Connecticut (Cost $2,705)                                     2,863

 DELAWARE 0.5%
 Delaware River & Bay Auth.
 5.00%, 1/1/21 (MBIA Insured)                          1,000         1,079

 Total Delaware (Cost $1,068)                                        1,079

 DISTRICT OF COLUMBIA 2.9%
 Metropolitan Washington Airport Auth.

 5.50%, 10/1/08 (MBIA Insured) #                       1,650         1,753

 5.50%, 10/1/12 (FGIC Insured) #                       1,000         1,097

 5.50%, 10/1/18 (MBIA Insured) #                       1,000         1,086

 5.75%, 10/1/19 (FGIC Insured) #                       1,000         1,104

 Washington Metro Area Transit Auth.
 5.00%, 1/1/12 (MBIA Insured)                          1,000         1,089

 Total District of Columbia (Cost $6,025)                            6,129

 FLORIDA 7.4%
 Broward County, GO
 5.00%, 1/1/25                                         1,250         1,331

 5.25%, 1/1/18                                         500           543

 Broward County Airport, 5.00%, 10/1/06 (FGIC Insured) 770           789

 Dade County School Board, COP
 5.60%, 8/1/26 (Prerefunded 8/1/06+) (AMBAC Insured)   1,280         1,329

 Fishhawk Community Dev. Dist.
 5.00%, 11/1/07                                        100           101

 5.125%, 11/1/09                                       350           354

 Florida Board of Ed., GO, 5.125%, 6/1/13              1,000         1,075

 Florida Dept. of Environmental Protection
 5.25%, 7/1/14 (FGIC Insured)                          500           551

 Florida Dept. of Natural Resources, Documentary Stamp
 Tax, 6.00%, 7/1/06 (MBIA Insured)                     500           515

 Hillsborough County Aviation Auth., 5.25%, 10/1/09
 (MBIA Insured) #                                      1,000         1,068

 Jacksonville Electric Auth.
 6.00%, 10/1/05                                        1,000         1,005

 Johns River Power Park, 5.00%, 10/1/09 (AMBAC Insured)1,500         1,603

 Middle Village Community Dev. Dist., 5.00%, 5/1/09    235           236

 Orange County, 5.00%, 1/1/14 (FGIC Insured)           800           869

 Preserve at Wilderness Lake Community Dev. Dist.
 5.00%, 5/1/09                                         225           225

 Reedy Creek Improvement Dist.
 5.00%, 10/1/15 (AMBAC Insured)                        2,000         2,201

 Reedy Creek Improvement Dist., GO
 5.375%, 6/1/15 (AMBAC Insured)                        750           818

 Seven Oaks Community Dev. Dist. II, 5.00%, 5/1/09     845           850

 Total Florida (Cost $15,222)                                        15,463

 GEORGIA 4.6%
 Atlanta Airport, 5.00%, 1/1/27 (FSA Insured)          1,400         1,475

 Cobb County Hosp. Auth., Wellstar Health, RAC
 5.25%, 4/1/17 (AMBAC Insured)                         1,000         1,104

 Cobb-Marietta Water Auth., 5.50%, 11/1/14             750           850

 Coweta County Residential Care Fac. for the Elderly
 Auth., Wesley Woods of Newnan-Peachtree City
 7.625%, 10/1/06                                       175           177

 Dekalb County, GO, 5.00%, 1/1/07                      1,335         1,376

 Fulton County, Water & Sewer
 5.00%, 1/1/21 (FGIC Insured)                          1,000         1,067

 Georgia, GO, 5.00%, 5/1/18                            1,000         1,077

 Georgia Private Colleges & Univ. Auth., Emory Univ.
 5.75%, 11/1/18                                        1,955         2,202

 Savannah Economic Dev. Auth., Savannah College of Art
 & Design, 6.80%, 10/1/19 (Prerefunded 10/1/09+)         200           228

 Total Georgia (Cost $9,229)                                         9,556

 HAWAII 1.4%
 Hawaii, GO, 5.50%, 2/1/11 (FSA Insured)               1,050         1,158

 Hawaii Dept. of Budget & Fin., Wilcox Memorial Hosp.
 5.50%, 7/1/09                                         1,690         1,764

 Total Hawaii (Cost $2,841)                                          2,922

 IDAHO 0.2%
 Nez Perce County PCR, IDRB, Potlatch, 7.00%, 12/1/14  400           457

 Total Idaho (Cost $400)                                             457

 ILLINOIS 2.3%
 Chicago, GO, 5.50%, 1/1/09 (MBIA Insured)             500           537

 Chicago Water, 5.50%, 11/1/18 (Prerefunded 11/1/11+)
 (AMBAC Insured)                                       500           556

 Illinois, GO, 5.50%, 8/1/16 (MBIA Insured)            500           555

 Illinois Dev. Fin. Auth., IDRB, Waste Management
 5.85%, 2/1/07 #                                       1,165         1,202

 Illinois HFA
 Edward Health Services, 5.00%, 2/15/09
 (AMBAC Insured)                                       500           524

 Hinsdale Hosp., 7.00%, 11/15/19 (Escrowed to Maturity)260           284

 Metropolitan Pier & Exposition Auth., McCormick Place
 Expansion, 5.375%, 12/15/17 (FGIC Insured)            1,000         1,086

 Total Illinois (Cost $4,503)                                        4,744

 INDIANA 0.5%
 Goshen, Greencroft Obligated Group, 5.20%, 8/15/06    750           756

 St. Joseph County, Madison Center, 5.25%, 2/15/07     295           302

 Total Indiana (Cost $1,044)                                         1,058

 IOWA 1.1%
 Iowa Fin. Auth.
 Trinity Health, Muni Auction Rate (Currently 2.35%)   2,000         2,000

 Wesley Retirement, 6.25%, 2/1/12 (Prerefunded 8/1/05+)250           253

 Total Iowa (Cost $2,250)                                            2,253

 KANSAS 0.2%
 Wyandotte County, Gov't Area B
 4.75%, 12/1/16                                        135           133

 5.00%, 12/1/20                                        215           215

 Total Kansas (Cost $348)                                            348

 KENTUCKY 0.4%
 Kenton County Airport Board, Delta Airlines
 7.50%, 2/1/12 #                                       800           764

 Total Kentucky (Cost $800)                                          764

 LOUISIANA 1.2%
 Hodge Utility, PCR, Stone Container, 7.45%, 3/1/24 #  200           243

 Lafayette, Public Improvement
 5.00%, 3/1/18 (MBIA Insured)                          1,250         1,348

 Louisiana, GO, 5.00%, 8/1/18 (MBIA Insured)           750           813

 Total Louisiana (Cost $2,379)                                       2,404

 MARYLAND 8.3%
 Anne Arundel County, GO, 5.00%, 3/1/17                2,110         2,308

 Baltimore City, GO, Consolidated Public Improvement
 Muni Auction Rate (Currently 2.50%) (FSA Insured)     2,000         2,000

 Charles County, GO, Public Improvement, 5.00%, 3/1/13 1,810         1,984

 Maryland Economic Dev. Corp.
 Aviation Administration, 5.50%, 6/1/13 (FSA Insured) #1,250         1,384

 Chesapeake Bay Hyatt
 7.625%, 12/1/22                                       375           399

 7.73%, 12/1/27                                        400           428

 Maryland Energy Fin. Administration
 Baltimore Wastewater, Wheelabrator
 5.85%, 12/1/05 #                                      1,510         1,522

 6.30%, 12/1/10 #                                      250           263

 Maryland HHEFA
 Lifebridge Health, 5.00%, 7/1/13                      2,065         2,219

 Sheppard & Enoch Pratt Foundation
 Muni Auction Rate (Currently 2.50%) (RAA Insured)     1,250         1,250

 Montgomery County, GO, 5.25%, 10/1/14                 1,500         1,658

 Northeast Maryland Waste Disposal Auth., Solid Waste
 5.50%, 4/1/11 (AMBAC Insured) #                       250           272

 Univ. of Maryland
 Auxilary Fac. & Tuition
 5.00%, 4/1/07                                         1,050         1,087

 5.00%, 4/1/09                                         565           602

 Total Maryland (Cost $17,283)                                       17,376

 MASSACHUSETTS 2.5%
 Massachusetts, 5.25%, 10/1/22 (Prerefunded 10/1/13+)  500           551

 Massachusetts, GO
 5.00%, 8/1/10 (AMBAC Insured)                         1,925         2,072

 5.00%, 8/1/10 (Escrowed to Maturity)
 (AMBAC Insured)                                       75            81

 Massachusetts Water Pollution Abatement Trust
 6.00%, 8/1/15                                         610           676

 6.00%, 8/1/15 (Prerefunded 8/1/09+)                   190           211

 Massachusetts Municipal Wholesale Electric, Power
 Supply, 5.00%, 7/1/07 (MBIA Insured)                  1,500         1,556

 Total Massachusetts (Cost $5,107)                                   5,147

 MICHIGAN 2.5%
 Detroit City School Dist., GO
 5.50%, 5/1/18 (FSA Insured)                           1,000         1,115

 Building & Site Improvement, 5.00%, 5/1/08
 (FGIC Insured)                                        500           525

 Michigan Hosp. Fin. Auth.
 Ascension Health, 5.30%, 11/15/33 (Tender 11/15/06)   1,000         1,031

 Mercy Health Services, 5.00%, 8/15/12
 (Escrowed to Maturity)                                1,395         1,459

 Wayne County Charter Airport, 5.25%, 12/1/11
 (MBIA Insured) #                                      1,000         1,060

 Total Michigan (Cost $4,972)                                        5,190

 MINNESOTA 0.5%
 Minneapolis-St. Paul Metropolitan Airport Commission
 5.50%, 1/1/17 (FGIC Insured)                          1,000         1,091

 Total Minnesota (Cost $1,018)                                       1,091

 MISSOURI 1.1%
 Good Shepherd Nursing Home Dist., 5.45%, 8/15/08      290           297

 Missouri Highway & Transportation Commission
 5.00%, 2/1/08                                         1,000         1,048

 St. Louis Municipal Fin. Corp., City Justice Center
 5.375%, 2/15/14 (AMBAC Insured)                       750           826

 Total Missouri (Cost $2,140)                                        2,171

 NEVADA 2.3%
 Clark County, GO, 5.50%, 6/1/16 (FGIC Insured)        800           878

 Clark County IDRB, PCR, Southwest Gas, 5.80%, 3/1/38
 (Tender 3/1/13) #                                     500           538

 Clark County School Dist., GO
 5.00%, 6/15/19 (FGIC Insured)                         3,000         3,240

 Nevada Dept. of Business & Industry, Las Ventanas
 6.75%, 11/15/23                                       200           211

 Total Nevada (Cost $4,749)                                          4,867

 NEW JERSEY 1.7%
 New Jersey Economic Dev. Auth.
 Continental Airlines IDRB, 6.25%, 9/15/29 #           400           365

 Winchester Gardens, 8.625%, 11/1/25
 (Prerefunded 11/1/06+)                                210           229

 New Jersey HFFA, St. Clares Hosp., 5.25%, 7/1/14
 (MBIA Insured)                                        1,440         1,593

 New Jersey Transportation Trust Fund Auth., 5.75%,
 6/15/11 (Escrowed to Maturity)                        1,000         1,125

 Salem County Pollution Control Fin. Auth. PCR, PSEG
 Power, 5.75%, 4/1/31 #                                200           213

 Total New Jersey (Cost $3,389)                                      3,525

 NEW YORK 7.8%
 Albany Parking Auth., 5.25%, 10/15/12                 315           334

 New York City, GO
 5.00%, 8/1/14                                         1,500         1,623

 5.00%, 8/1/21                                         2,050         2,165

 5.25%, 8/1/11                                         1,500         1,629

 New York City Housing Dev. Corp., HUD Capital
 Funding Program, 5.00%, 7/1/19 (FGIC Insured)         1,000         1,076

 New York City IDA, 7 World Trade Center
 6.25%, 3/1/15                                         600           638

 New York City Transitional Fin. Auth., 5.00%, 11/1/14 2,000         2,192

 New York State Dormitory Auth.
 Mount Sinai NYU Health, 5.00%, 7/1/11                 400           407

 Nyack Hosp., 6.00%, 7/1/06                            55            56

 New York State Environmental Fac. Corp., New York
 City Municipal Water Fin. Auth., 6.875%, 6/15/10      50            51

 New York State Housing Fin. Agency, 5.85%, 9/15/09    300           314

 New York State Mortgage Agency, Single Family
 5.80%, 10/1/06 #                                      500           511

 Port Auth. of New York & New Jersey, 5.875%, 9/15/15
 (FGIC Insured) #                                      1,000         1,043

 Tobacco Settlement Fin. Corp.
 5.00%, 6/1/07                                         1,000         1,034

 5.50%, 6/1/16                                         1,500         1,658

 5.50%, 6/1/19 (FGIC Insured)                          1,330         1,481

 Total New York (Cost $15,990)                                       16,212

 NORTH CAROLINA 0.8%
 North Carolina Eastern Municipal Power Agency
 6.70%, 1/1/19                                         700           779

 North Carolina Municipal Power Agency #1, Catawba
 Electric, 5.50%, 1/1/13                               750           827

 Total North Carolina (Cost $1,491)                                  1,606

 OHIO 1.3%
 Cuyahoga County Hosp., Cleveland Clinic Obligation
 Group, 6.00%, 1/1/32                                  750           829

 Dayton IDRB, Emery Air Freight, 6.05%, 10/1/09        625           685

 Ohio Air Quality Dev. Auth., FirstEnergy
 3.35%, 6/1/33 (Tender 6/1/06)                         1,250         1,248

 Ohio Housing Fin. Agency, Single Family
 5.025%, 3/1/21 #                                      30            30

 Total Ohio (Cost $2,750)                                            2,792

 OKLAHOMA 0.5%
 Oklahoma Transportation Auth., 5.25%, 1/1/16
 (AMBAC Insured)                                       1,000         1,087

 Total Oklahoma (Cost $1,023)                                        1,087

 OREGON 0.5%
 Oregon DOT, 5.50%, 11/15/14 (Prerefunded 11/15/12+)   1,000         1,122

 Total Oregon (Cost $1,051)                                          1,122

 PENNSYLVANIA 3.8%
 Allegheny County Sanitary Auth., 5.75%, 12/1/16
 (Prerefunded 12/1/10+) (MBIA Insured)                 1,410         1,580

 Cumberland County Municipal Auth., Wesley Affiliated
 Services, 7.125%, 1/1/25                              400           439

 Pennsylvania, GO
 5.00%, 7/1/13 (FGIC Insured)                          1,000         1,096

 5.75%, 1/15/09                                        1,000         1,085

 Pennsylvania Intergov't. Cooperative Auth., 5.25%,
 6/15/13, (FGIC Insured)                               750           802

 Philadelphia Auth. for Ind. Dev.
 Paul's Run Retirement Community, 5.85%, 5/15/13       500           518

 Philadelphia Airport, 5.25%, 7/1/08 (FGIC Insured) #  600           632

 Souderton Area School Dist., GO, 5.00%, 11/15/18
 (FGIC Insured)                                        1,700         1,839

 Total Pennsylvania (Cost $7,762)                                    7,991

 PUERTO RICO 2.9%
 Puerto Rico Electric Power Auth., 5.25%, 7/1/12
 (FSA Insured)                                         1,000         1,112

 Puerto Rico Public Fin. Corp.
 5.25%, 8/1/29 (Tender 2/1/12) (MBIA Insured)          2,500         2,733

 5.50%, 8/1/29 (Prerefunded 2/1/12+)                   2,000         2,221

 Total Puerto Rico (Cost $6,044)                                     6,066

 RHODE ISLAND 0.1%
 Central Falls Detention Fac., 7.25%, 7/15/35          200           205

 Total Rhode Island (Cost $200)                                      205

 SOUTH CAROLINA 3.8%
 Charleston Water & Sewer, 5.125%, 1/1/13              500           550

 South Carolina, GO, School Fac., 5.75%, 1/1/08        1,000         1,065

 South Carolina Public Service Auth.
 5.00%, 1/1/09 (FSA Insured)                           1,000         1,059

 5.50%, 1/1/12 (FSA Insured)                           1,000         1,113

 South Carolina Transportation Infrastructure Bank
 5.25%, 10/1/12 (AMBAC Insured)                        1,500         1,659

 5.50%, 10/1/12 (Prerefunded 10/1/09+)
 (AMBAC Insured)                                       1,000         1,098

 5.50%, 10/1/15 (AMBAC Insured)                        1,240         1,369

 Total South Carolina (Cost $7,728)                                  7,913

 TENNESSEE 1.5%
 Memphis-Shelby County Airport Auth., 6.25%, 2/15/11
 (MBIA Insured) #                                      200           225

 Metropolitan Nashville & Davidson County, Vanderbilt
 Univ., 5.00%, 10/1/44 (Tender 4/1/10) (MBIA Insured)  2,000         2,136

 Tennessee Housing Dev. Agency
 Single Family Housing
 4.95%, 7/1/10 #                                       420           440

 5.05%, 7/1/11 #                                       355           371

 Total Tennessee (Cost $3,136)                                       3,172

 TEXAS 9.1%
 Abilene Health Fac. Dev. Corp., Sears Methodist
 Retirement System Obligation Group, 5.40%, 11/15/09   700           724

 Austin Airport, 5.75%, 11/15/08 (MBIA Insured) #      500           514

 Dallas / Fort Worth Airport
6.10%, 11/1/20 (FGIC Insured) #                        1,500         1,642

 Harris County, GO, 5.00%, 10/1/23                     400           420

 Harris County Health Fac. Dev. Corp., Texas Childrens
 Hosp., 5.375%, 10/1/12                                800           857

 Houston, GO, 5.375%, 3/1/12(Prerefunded 3/1/11+)
 (FSA Insured)                                         1,200         1,316

 Houston Airport, IDRB, Continental Airlines
 6.75%, 7/1/29 #                                       135           130

 Houston Water & Sewer, 5.25%, 5/15/22 (FSA Insured)   1,850         2,001

 Lower Colorado River Auth.
 5.75%, 5/15/11 (FSA Insured)                          1,370         1,496

 North East Independent School Dist., GO, 6.00%, 2/1/16
 (Prerefunded 2/1/10+)                                 1,100         1,228

 Sabine River Auth. PCR
 TXU Energy
 5.50%, 5/1/22 (Tender 11/1/11)                        170           180

 6.15%, 8/1/22                                         250           275

 San Antonio, 5.50%, 2/1/19 (Prerefunded 2/1/12+)      5             5

 San Antonio, GO, 5.50%, 2/1/19                        495           545

 San Antonio Electric & Gas, 5.00%, 2/1/07             1,000         1,030

 Tarrant County Health Fac. Dev. Corp.
 Baylor Health Care, 5.375%, 11/15/21                  1,000         1,075

 Texas Health Resources, 5.75%, 2/15/10 (MBIA Insured) 500           538

 Texas, GO, TRAN, 3.00%, 8/31/05                       2,000         2,001

 Univ. of Texas, Board of Regents, 5.25%, 8/15/17      2,750         3,030

 Total Texas (Cost $18,373)                                          19,007

 VIRGINIA 4.3%
 Arlington County IDA, Virginia Hosp. Center
 5.50%, 7/1/13                                        1,000         1,090

 Charles City County IDA, IDRB, Waste Management
 6.25%, 4/1/27 (Tender 4/1/12) #                       250           275

 Fairfax County, Water & Sewer, 5.00%, 7/15/27         1,350         1,434

 Loudoun County IDA
 Falcons Landing Project, 6.00%, 8/1/24                250           264

 Loudoun Hosp. Center, 6.10%, 6/1/32
 (Prerefunded 6/1/12+)                                 500           574

 Pocahontas Parkway Assoc., 5.50%, 8/15/28             400           416

 Portsmouth, Public Improvement, 5.50%, 6/1/14
 (FGIC Insured) (Prerefunded 6/1/08+)                  580           619

 Portsmouth, GO, Public Improvement, 5.50%, 6/1/14
 (FGIC Insured)                                        220           234

 Virginia Biotechnology Research Park Auth.
 5.25%, 9/1/12                                        1,000         1,094

 Virginia College Building Auth.
 Public Higher Ed. Fin. Program
 5.00%, 9/1/16                                         1,600         1,742

 5.50%, 9/1/14 (Prerefunded 9/1/10+)                   1,000         1,104

 Total Virginia (Cost $8,464)                                        8,846

 WASHINGTON 1.5%
 King County, GO, 5.25%, 12/1/07                       1,500         1,577

 Port of Seattle, 5.25%, 7/1/07 (MBIA Insured) #       1,000         1,039

 Washington Health Care Fac. Auth., Virginia Mason
 Medical Center, 6.00%, 8/15/08 (MBIA Insured)         500           539

 Total Washington (Cost $3,071)                                      3,155

 WISCONSIN 0.2%
 Wisconsin HEFA, Froedert & Community Health
 5.625%, 10/1/11                                       400           435

 Total Wisconsin (Cost $418)                                         435

 U. S. VIRGIN ISLANDS 0.4% Virgin Islands PFA
 5.25%, 10/1/20                                        500           537

 Hovensa Refinery
 5.875%, 7/1/22 #                                      200           217

 6.125%, 7/1/22 #                                      150           165

 Total U. S. Virgin Islands (Cost $871)                              919

 Total Investments in Securities
 99.0% of Net Assets (Cost $201,992)                       $         206,324


(1)    Denominated in U.S. dollars unless otherwise noted
#      Interest subject to alternative minimum tax
+      Used in determining portfolio maturity
144A   Security was purchased pursuant to Rule 144A under the
       Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers - total value of such securities at period-end amounts to $741 and represents 0.4% of net assets
 AMBAC AMBAC Assurance Corp.
 DOT   Department of Transportation
 FGIC  Financial Guaranty Insurance Company
 FSA   Financial Security Assurance Inc.
 GO    General Obligation
 HEFA  Health & Educational Facility Authority
 HFA   Health Facility Authority
 HFC   Housing Finance Corp.
 HFFA  Health Facility Financing Authority
 HHEFA Health & Higher Educational Facility Authority
 IDA   Industrial Development Authority/Agency
 IDRB  Industrial Development Revenue Bond
 MBIA  MBIA Insurance Corp.
 PCR   Pollution Control Revenue
 PFA   Public Finance Authority
 RAA   Radian Asset Assurance Inc.
 RAC   Revenue Anticipation Certificate
 TRAN  Tax Revenue Anticipation Note
-
 The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Summit Municipal Intermediate Fund
Unaudited July 31, 2005
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Summit Municipal Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Summit Municipal Intermediate Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks the highest level of income exempt from federal income taxes consistent with moderate price fluctuation.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation
The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Debt securities are generally traded in the over-the-counter market. Securities are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Options on futures contracts are valued at the last sale price.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Investment Transactions
Investment transactions are accounted for on the trade date.


NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Restricted Securities
The fund may invest in securities that are subject to legal or contractual restrictions on resale. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, and their sale may involve substantial delays and additional costs, and prompt sale at an acceptable price may be difficult.


NOTE 3 - FEDERAL INCOME TAXES
At July 31, 2005, the cost of investments for federal income tax purposes was $201,984,000. Net unrealized gain aggregated $4,340,000 at period-end, of which $4,864,000 related to appreciated investments and $524,000 related to depreciated investments.



 T. Rowe Price Summit Municipal Income Fund
 Unaudited                                                   July 31, 2005
 PORTFOLIO OF INVESTMENTS (1)                          $ Par         Value
 (Amounts in 000s)

 ALABAMA 1.2%
 Alabama Public School & College Auth., 5.50%, 9/1/29
 (MBIA Insured)                                        1,000         1,082

 Baldwin County Eastern Shore Hosp. Auth., Thomas Hosp.
 6.75%, 4/1/21                                         200           206

 Camden Ind. Dev. Board, IDRB, Weyerhaeuser
 6.125%, 12/1/24                                       300           333

 Total Alabama (Cost $1,523)                                         1,621

 ALASKA 4.1%
 Alaska HFC, Single Family, 5.75%, 12/1/11 #           1,115         1,166

 Alaska Student Loan Corp., 5.10%, 7/1/10
 (AMBAC Insured) #                                     1,000         1,054

 Anchorage, GO, 5.00%, 3/1/20 (MBIA Insured)           1,000         1,072

 Valdez Marine PCR, BP Amoco, VRDN (Currently 2.32%)   2,100         2,100

 Total Alaska (Cost $5,263)                                          5,392

 ARIZONA 2.5%
 Arizona HFA, Blood Systems, 5.00%, 4/1/20             615           636

 Phoenix, 5.875%, 7/1/18 (Prerefunded 7/1/10+)         575           639

 Phoenix Civic Improvement Corp., 6.25%, 7/1/17
 (Prerefunded 7/1/10+) (FGIC Insured)                  1,000         1,144

 Salt River Agricultural Improvement & Power Dist.
 5.00%, 1/1/08                                         600           628

 Tempe IDA, Friendship Village, 6.75%, 12/1/30         300           311

 Total Arizona (Cost $3,153)                                         3,358

 ARKANSAS 1.0%
 Univ. of Arkansas, 5.00%, 11/1/34 (MBIA Insured)      1,255         1,324

 Total Arkansas (Cost $1,283)                                        1,324

 CALIFORNIA 17.0%
 California, GO
 5.00%, 3/1/17                                         1,000         1,080

 5.00%, 11/1/24                                        370           384

 5.50%, 11/1/33                                        500           546

 5.65%, 6/1/30                                         500           544

 California Dept. of Water Resources
 Power Supply
 5.25%, 5/1/09 (MBIA Insured)                          1,000         1,074

 5.50%, 5/1/14 (AMBAC Insured) ++                      1,000         1,118

 5.75%, 5/1/17                                         200           222

 California HFA
 Cedars-Sinai Medical Center
 5.00%, 11/15/16                                       225           240

 5.00%, 11/15/27                                       500           517

 California, PCR, Pacific Gas & Electric
 3.50%, 12/1/23 (Tender 6/1/07) (FGIC Insured) #       500           502

 California Public Works Board
 Butterfield, 5.00%, 6/1/17                            560           598

 Dept. of Corrections, 5.25%, 6/1/28                   1,000         1,062

 Dept. of Mental Health, Coalinga, 5.125%, 6/1/29      1,000         1,046

 Capistrano Unified School Dist., 5.00%, 9/1/24
 (FGIC Insured)                                        1,585         1,691

 Chula Vista, Multi-Family Housing, 7.50%, 1/1/32 #    445           452

 Chula Vista, IDRB, PCR, San Diego Gas & Electric
 5.50%, 12/1/21 #                                      500           535

 Chula Vista PFA, 5.00%, 9/1/29 (MBIA Insured)         1,400         1,475

 Golden State Tobacco Securitization Corp.
 Tobacco Settlement, 5.625%, 6/1/38
 (Prerefunded 6/1/13+)                                1,000         1,130

 Napa Valley Community College
 5.00%, 8/1/21 (MBIA Insured)                          1,310         1,404

 Pomona Unified School Dist., GO, 6.15%, 8/1/15
 (MBIA Insured)                                        145           169

 Poway Community Fac. Dist. No. 88-1, 6.75%, 8/15/15   425           467

 Sacramento City Fin. Auth., Sacramento Hotel &
 Convention Center, 6.25%, 1/1/30                      500           526

 Sacramento County Sanitation Dist. Fin. Auth.
 5.00%, 8/1/21 (MBIA Insured)                          1,000         1,073

 San Diego Unified School Dist., Election 98E
 5.25%, 7/1/24 (FSA Insured)                           500           556

 San Francisco Bay Area Rapid Transit Dist., GO,
 Property Tax, 5.00%, 8/1/22                           1,025         1,097

 San Francisco City & County Redev. Agency
 Mission Bay South, 5.15%, 8/1/35                      300           300

 San Jose Redev. Agency, 5.00%, 8/1/17 (MBIA Insured)  1,235         1,334

 Val Verde Unified School Dist., GO, 5.00%, 1/1/35
 (FGIC Insured)                                        1,000         1,048

 William S. Hart Union High School, GO
 Zero Coupon, 9/1/22 (FSA Insured)                     1,000         454

 Total California (Cost $22,092)                                     22,644

 COLORADO 0.8%
 Arapahoe County, Zero Coupon, 8/31/26
 (Prerefunded 8/31/05+)                                2,000         416

 Colorado HFA
 Adventist Health / Sunbelt, 6.625%, 11/15/26          500           559

 Covenant Retirement Communities, 6.125%, 12/1/33      100           109

 Total Colorado (Cost $1,029)                                        1,084

 CONNECTICUT 0.7%
 Mashantucket Western Pequot Tribe, 144A
 5.70%, 9/1/12                                         250           265

 5.75%, 9/1/27                                         300           309

 Mohegan Tribe Indians, 6.25%, 1/1/31                  350           378

 Total Connecticut (Cost $907)                                       952

 DELAWARE 1.5%
 Delaware HFA, Catholic Health East, 5.75%, 11/15/33   250           268

 Delaware Housing Auth., Multi-Family, 5.40%, 7/1/24   1,225         1,233

 Delaware River & Bay Auth.
 5.00%, 1/1/27 (MBIA Insured)                          500           534

 Total Delaware (Cost $2,005)                                        2,035

 DISTRICT OF COLUMBIA 1.8%
 District of Columbia, GO, 6.00%, 6/1/17 (MBIA Insured)1,100         1,302

 Metropolitan Washington D.C. Airports Auth., 5.50%,
 10/1/27 (MBIA Insured) #                             1,000         1,074

 Total District of Columbia (Cost $2,145)                            2,376

 FLORIDA 2.1%
 Double Branch Community Dev. Dist., 5.60%, 5/1/07     30            30

 Fishhawk Community Dev. Dist. II
 5.00%, 11/1/07                                        100           101

 5.125%, 11/1/09                                       300           304

 Jacksonville, Excise Tax
 5.25%, 10/1/20 (MBIA Insured) #                        1,000         1,080

 Jacksonville Electric Auth., 6.00%, 10/1/05           1,000         1,005

 Seven Oaks Community Dev. Dist. II, 5.00%, 5/1/09     300           302

 Total Florida (Cost $2,759)                                         2,822

 GEORGIA 3.0%
 Athens - Clarke County Residential Care Fac.
 Wesley Woods of Athens, 6.375%, 10/1/27               200           178

 Atlanta Airport
 5.50%, 1/1/26 (Prerefunded 1/1/10+) (FGIC Insured)    200           221

 6.25%, 1/1/14 (FGIC Insured) #                        1,000         1,107

 Chatham County Hosp. Auth., Memorial Univ. Medical
 Center, 6.125%, 1/1/24                                750           817

 Coweta County Residential Care Fac. for the Elderly
 Wesley Woods of Newnan-Peachtree City, 8.20%, 10/1/16 215           222

 Fulton County Residential Care Fac. for the Elderly
 Canterbury Court, 6.125%, 2/15/26                     250           260

 Milledgeville & Baldwin County Dev. Auth.
 Georgia College & State Univ. Foundation
 6.00%, 9/1/33                                         500           535

 Municipal Electric Auth. of Georgia, 5.70%, 1/1/19
 (Escrowed to Maturity) (MBIA Insured)                 100           116

 Rockdale County Dev. Auth., Pratt Industries USA
 7.50%, 1/1/26 #                                       225           228

 Savannah Economic Dev. Auth., Marshes of Skidaway
 7.40%, 1/1/34                                         250           261

 Total Georgia (Cost $3,732)                                         3,945

 HAWAII 0.4%
 Hawaii Dept. of Budget & Fin., Hawaii Pacific Health
 B&F Kapiolani, 6.25%, 7/1/21 (Prerefunded 7/1/06+)    500           525

 Total Hawaii (Cost $498)                                            525

 IDAHO 0.0%
 Idaho Housing Agency, Single Family, 6.60%, 7/1/27 #  22            22

 Total Idaho (Cost $22)                                              22

 ILLINOIS 3.7%
 Chicago, 6.75%, 1/1/35 (Prerefunded 7/1/10+)
 (FGIC Insured)                                        500           581

 Chicago O' Hare Int'l. Airport
 VRDN (Currently 2.41%) (AMBAC Insured) #              400           400

 5.25%, 1/1/24 (MBIA Insured) #                        500           530

 5.75%, 1/1/21 (MBIA Insured) #                        1,000         1,092

 Illinois HFA
 Central Dupage Health, VRDN (Currently 2.35%)         900           900

 Friendship Village of Schaumberg, 5.625%, 2/15/37     300           303

 Glen Oaks Medical Center, 7.00%, 11/15/19
 (Escrowed to Maturity)                                145           154

 Lutheran Senior Ministries, 7.375%, 8/15/31           250           270

 Riverside Health, 6.00%, 11/15/32                     500           538

 Village of Carol Stream, Windsor Park Manor
 7.20%, 12/1/14 (Prerefunded 12/1/07+)                 200           221

 Total Illinois (Cost $4,733)                                        4,989

 INDIANA 0.8%
 Indiana Transportation Fin. Auth.
 5.375%, 12/1/25                                       840           907

 5.375%, 12/1/25 (Prerefunded 12/1/10+)                160           176

 Total Indiana (Cost $960)                                           1,083

 IOWA 0.5%
 Iowa Fin. Auth.
 Single Family Mortgage, 5.70%, 1/1/27                 435           438

 Wesley Retirement, 6.25%, 2/1/12 (Prerefunded 8/1/05+)160           162

 Total Iowa (Cost $574)                                              600

 KANSAS 2.2%
 Burlington, PCR, Kansas Gas & Electric
 5.30%, 6/1/31 (MBIA Insured)                          500           541

 City of Olathe, Aberdeen Village, 8.00%, 5/15/30
 (Prerefunded 5/15/10+)                                250           300

 Johnson County Union School Dist. 233, GO, Olathe
 5.50%, 9/1/16 (FGIC Insured)                          1,000         1,149

 Lenexa Health Care Fac., Lakeview Village
 6.875%, 5/15/32                                       400           434

 Wyandotte County
 Unified Gov't.
 4.75%, 12/1/16                                        250           247

 5.00%, 12/1/20                                        250           249

 Total Kansas (Cost $2,730)                                          2,920

 LOUISIANA 1.1%
 Hodge Utility, PCR, Stone Container, 7.45%, 3/1/24 #  300           364

 Louisiana, GO, Gas & Fuels
 5.375%, 6/1/19 (AMBAC Insured)                        1,000         1,099

 Total Louisiana (Cost $1,349)                                       1,463

 MARYLAND 6.2%
 Anne Arundel County, PCR, Baltimore Gas & Electric
 4.10%, 7/1/14                                         500           497

 Maryland Economic Dev. Corp.
 Anne Arundel County Golf Course, 8.25%, 6/1/28
 (Prerefunded 6/1/11+)                                 150           181

 Aviation Administration
 5.50%, 6/1/13 (FSA Insured) #                         600           665

 Chesapeake Bay Hyatt
 7.625%, 12/1/22                                       250           266

 7.73%, 12/1/27                                        200           214

 Morgan State Univ. Student Housing, 6.00%, 7/1/22     500           538

 The Associated Jewish Charities
 5.50%, 7/15/09 (Escrowed to Maturity)                 445           478

 Maryland Energy Fin. Administration, Baltimore
 Wastewater, Wheelabrator 6.45%, 12/1/16 #             500           522

 Maryland HHEFA
 Adventist Healthcare, 5.75%, 1/1/25                   500           536

 Johns Hopkins Univ.
 5.00%, 5/15/35                                        1,750         1,845

 TECP, 2.42%, 8/11/05                                  1,400         1,400

 Univ. of Maryland Medical, 6.625%, 7/1/20             850           946

 Northeast Maryland Waste Disposal Auth., IDRB
 Waste Management, 5.00%, 1/1/12 #                     200           205

 Total Maryland (Cost $8,030)                                        8,293

 MASSACHUSETTS 2.0%
 Massachusetts, 5.25%, 10/1/22 (Prerefunded 10/1/13+)  250           275

 Massachusetts, GO, 5.25%, 8/1/19 (Prerefunded 8/1/13+)1,000         1,102

 Massachusetts Water Pollution Abatement Trust
 Water Resources Auth., 6.00%, 8/1/18                  1,050         1,264

 Total Massachusetts (Cost $2,350)                                   2,641

 MICHIGAN 1.2%
 Cornell Township Economic Dev. PCR, MeadWestvaco
 5.875%, 5/1/18 (Prerefunded 5/1/12+)                  250           284

 Michigan Public Power Agency, Belle River, 5.00%,
 1/1/06 (MBIA Insured)                                 1,000         1,010

 Michigan Strategic Fund, Ford Motor, 7.10%, 2/1/06    250           253

 Total Michigan (Cost $1,520)                                        1,547

 MISSISSIPPI 0.4%
 Mississippi Business Fin. Corp., PCR, Entergy
 5.875%, 4/1/22                                        500           507

 Total Mississippi (Cost $497)                                       507

 MISSOURI 1.8%
 Missouri HEFA, Washington Univ.
 VRDN (Currently 2.32%)                                1,000         1,000
2.32%)
 Missouri Higher Ed. Loan Auth., 5.85%, 7/15/10 #      1,000         1,076

 Sugar Creek, IDRB, LaFarge North America
 5.65%, 6/1/37 #                                       250           260

 Total Missouri (Cost $2,250)                                        2,336

 NEVADA 0.5%
 Clark County, IDRB, PCR, Southwest Gas, 5.45%, 3/1/38
 (Tender 3/1/13)                                       250           266

 Henderson Local Improvement Dist.
 Sun City Anthem Phase II, 5.80%, 3/1/23               145           150

 Nevada Dept. of Business & Industry, Las Ventanas
 6.75%, 11/15/23                                       200           210

 Total Nevada (Cost $592)                                            626

 NEW HAMPSHIRE 0.6%
 New Hampshire Business Fin. Auth. PCR, Public Service
 5.45%, 5/1/21 (MBIA Insured)                          750           825

 New Hampshire Housing Fin. Agency, Single Family
 6.85%, 7/1/14 #                                       10            10

 Total New Hampshire (Cost $787)                                     835

 NEW JERSEY 5.8%
 New Jersey Economic Dev. Auth.
 Cigarette Tax, 5.75%, 6/15/29                         1,000         1,072

 Harrogate, 5.55%, 12/1/07                             150           154

 Lions Gate Project, 5.00%, 1/1/15                     175           175

 The Evergreens, 6.00%, 10/1/17                        500           514

 Winchester Gardens, 8.625%, 11/1/25
 (Prerefunded 11/1/06+)                                210           229

 New Jersey Economic Dev. Auth., IDRB, Continental
 Airlines, 6.25%, 9/15/19 #                           700           652

 New Jersey HFFA
 Pascack Valley Hosp. Assoc., 6.625%, 7/1/36           400           412

 Saint Clares Hosp., 5.25%, 7/1/14 (MBIA Insured)      500           553

 South Jersey Hosp., 5.875%, 7/1/21                    750           808

 New Jersey Transportation Trust Fund Auth., 6.00%,
 6/15/07 (Escrowed to Maturity)                        1,000         1,057

 Port Auth. of New York & New Jersey, 5.875%, 9/15/15
 (FGIC Insured) #                                      1,000         1,043

 Trenton, GO, 5.00%, 12/1/26                           1,000         1,062

 Total New Jersey (Cost $7,490)                                      7,731

 NEW MEXICO 0.9%
 New Mexico Mortgage Fin. Auth., Single Family
 6.30%, 9/1/27                                         125           125

 Univ. of New Mexico Regents, Univ. of New Mexico Hosp.
 5.00%, 7/1/32 (FSA Insured)                           1,080         1,126

 Total New Mexico (Cost $1,211)                                      1,251

 NEW YORK 8.6%
 Albany IDA, Albany College of Pharmacy
 5.625%, 12/1/34                                      775           812

 Dormitory Auth. of the State of New York
 Mount Sinai NYU Health Center, 5.50%, 7/1/26          275           280

 Nyack Hosp., 6.00%, 7/1/06                            55            55

 Madison County IDA, Colgate Univ., 5.00%, 7/1/33      360           375

 Nassau County, 7.00%, 3/1/13 (Prerefunded 3/1/10+)
 (FSA Insured)                                         655           756

 New York City, GO
 5.00%, 8/1/06                                         1,000         1,023

 5.00%, 8/1/26                                         1,055         1,107

 5.75%, 3/1/20                                         1,000         1,112

 6.25%, 8/1/09                                         285           298

 6.25%, 8/1/09 (Prerefunded 8/1/06+)                   115           121

 New York City Housing Dev. Corp.
 HUD Capital Funding Program
 5.00%, 7/1/19 (FGIC Insured)                          1,230         1,324

 5.00%, 7/1/25 (FGIC Insured)                          600           638

 New York City IDA
 Ethical Culture School, 5.00%, 6/1/35 (XLCA Insured)  500           531

 7 World Trade Center, 6.25%, 3/1/15                   700           745

 New York State Environmental Fac., PCR
 EFC Pooled Loan, 6.90%, 11/15/15                      5             5

 Waste Management, 4.45%, 7/1/17 (Tender 7/1/09) #     250           255

 New York State Mortgage Agency, Single Family
 5.85%, 10/1/18 #                                      475           500

 Tobacco Settlement Fin. Corp., 5.25%, 6/1/20
 (AMBAC Insured)                                       500           545

 Yonkers, GO, 5.00%, 8/1/25 (MBIA Insured)             660           702

 Yonkers IDA, Civic Fac., 6.625%, 2/1/26
 (Prerefunded 2/1/11+)                                 250           288

 Total New York (Cost $11,180)                                       11,472

 NORTH CAROLINA 1.4%
 North Carolina Eastern Municipal Power Agency
 5.30%, 1/1/15                                         500           532

 6.70%, 1/1/19                                         700           779

 North Carolina Municipal Power Agency #1, Catawba
 Electric, 5.50%, 1/1/13                               500           551

 Total North Carolina (Cost $1,724)                                  1,862

 OHIO 2.7%
 Akron, Baseball, COP, STEP, 6.90%, 12/1/16
 (Prerefunded 12/1/06+)                                300           317

 Cuyahoga County Hosp., Cleveland Clinic Obligation
 Group, 6.00%, 1/1/32                                  350           387

 Franklin County, Ohio Presbyterian Retirement Services
 7.125%, 7/1/29                                        500           559

 Ohio Air Quality Dev. Auth., FirstEnergy, 3.35%,
 6/1/33 (Tender 6/1/06)                                400           399

 Ohio Building Auth., Adult Correctional Fac., 5.50%,
 10/1/11 (Prerefunded 10/1/09+)                        1,000         1,097

 Ohio Water Dev. Auth., Fresh Water Improvement
 5.375%, 12/1/21 (Prerefunded 6/1/12+)                 750           831

 Total Ohio (Cost $3,344)                                            3,590

 OKLAHOMA 0.1%
 Oklahoma Dev. Fin. Auth., Inverness Village
 8.00%, 2/1/32                                         250           197

 Total Oklahoma (Cost $201)                                          197

 OREGON 1.4%
 Multnomah County Hosp. Fac. Auth., Providence Health
 5.25%, 10/1/24                                        1,000         1,077

 Portland Sewer, 5.75%, 8/1/20 (Prerefunded 8/1/10+)
 (FGIC Insured)                                        750           834

 Total Oregon (Cost $1,776)                                          1,911

 PENNSYLVANIA 6.6%
 Bucks County Water & Sewer Auth., Neshaminy
 5.25%, 6/1/15 (FSA Insured)                           1,000         1,117

 Cumberland County Municipal Auth.
 Wesley Affiliated Services, 7.125%, 1/1/25            400           439

 Montgomery County HHEFA, Foulkeways at Gwynedd
 6.75%, 11/15/24                                       400           426

 Montgomery County IDA, The Hill at Whitemarsh
 6.25%, 2/1/35                                         200           214

 Pennsylvania Health, Geisinger Auth.
 VRDN (Currently 2.33%)                                500           500

 Pennsylvania Higher EFA, Philadelphia Univ.
 5.25%, 6/1/32                                         250           251

 Pennsylvania Turnpike Commission, 5.50%, 7/15/33
 (AMBAC Insured)                                       1,000         1,103

 Philadelphia School Dist.
 5.50%, 2/1/22 (Prerefunded 2/1/12+) (FSA Insured)     1,000         1,114

 5.50%, 2/1/31 (Prerefunded 2/1/12+) (FSA Insured)     1,000         1,114

 Saint Mary Hospital Auth., Catholic Health East
 5.50%, 11/15/24                                       1,050         1,119

 West Shore Area Auth.
 Holy Spirit Hosp.
 6.20%, 1/1/26                                         500           544

 6.25%, 1/1/32                                         250           271

 Westmoreland County IDA
 Redstone Presbyterian Seniorcare
 7.50%, 11/15/15                                       200           217

 8.00%, 11/15/23                                       300           331

 Total Pennsylvania (Cost $8,234)                                    8,760

 PUERTO RICO 0.5%
 Puerto Rico Highway & Transportation Auth.
 5.50%, 7/1/15                                         250           279

 Puerto Rico Infrastructure Fin. Auth.
 Zero Coupon, 7/1/30 (FGIC Insured)                    1,000         318

 Total Puerto Rico (Cost $563)                                       597

 RHODE ISLAND 0.2%
 Central Falls Detention Fac., 7.25%, 7/15/35          300           308

 Total Rhode Island (Cost $303)                                      308

 SOUTH CAROLINA 3.1%
 Greenville Hosp., VRDN (Currently 2.34%)
 (AMBAC Insured)                                       2,000         2,000

 Medical Univ. Hospital Auth.
 5.00%, 8/15/31 (MBIA Insured)                        500           522

 South Carolina Jobs Economic Dev. Auth., Bon Secours
 Health, 5.625%, 11/15/30                             250           265

 South Carolina Public Service Auth.
 5.25%, 1/1/18 (FSA Insured)                           1,000         1,094

 6.25%, 1/1/22 (Prerefunded 1/1/06+)
 (AMBAC Insured)                                       200           207

 Total South Carolina (Cost $3,995)                                  4,088

 SOUTH DAKOTA 0.8%
 South Dakota HEFA, Sioux Valley Hosp., 5.50%, 11/1/31 1,000         1,075

 Total South Dakota (Cost $1,020)                                    1,075

 TENNESSEE 1.2%
 Chattanooga Health, Ed. & Housing, CDFI Phase I
 6.00%, 10/1/35                                        350           354

 Clarksville Public Building Auth., GO
 VRDN (Currently 2.34%)                                100           100

 Memphis-Shelby County Airport Auth.
 6.25%, 2/15/09 (MBIA Insured) #                       290           317

 6.25%, 2/15/11 (MBIA Insured) #                       100           112

 Shelby County Health, Ed. & Housing
 The Village at Germantown, 7.25%, 12/1/34             250           263

 Sullivan County Health, Ed. & Housing, Wellmont Health
 6.25%, 9/1/22                                         400           439

 Total Tennessee (Cost $1,495)                                       1,585

 TEXAS 6.1%
 Amarillo Health Fac. Dev. Corp., Sears Panhandle
 Retirement, 7.75%, 8/15/26 (Prerefunded 8/15/06+)     200           214

 Brazos River Auth. PCR
 Reliant/Centerpoint Energy, 7.75%, 12/1/18            250           278

 TXU Energy
 5.75%, 5/1/36 (Tender 11/1/11) #                      120           128

 7.70%, 4/1/33 #                                       150           178

 Dallas / Fort Worth Airport
 5.50%, 11/1/31 (FGIC Insured) #                       1,000         1,061

 6.10%, 11/1/20 (FGIC Insured) #                       510           558

 Gulf Coast Waste Disposal Auth., Anheuser-Busch
 5.90%, 4/1/36 #                                       500           536

 Harris County Health Fac. Dev. Corp.
 Memorial Hermann Healthcare, 6.375%, 6/1/29           250           275

 Saint Luke's Episcopal Health, 5.375%, 2/15/26        1,000         1,048

 Texas Childrens Hosp., 5.375%, 10/1/12                800           857

 Houston, 6.40%, 6/1/27                                250           271

 Houston, GO, 5.50%, 3/1/18 (FSA Insured)              500           546

 Houston Water & Sewer, 5.75%, 12/1/18
 (Prerefunded 12/1/12+) (AMBAC Insured)                485           553

 Port Corpus Christi IDC, PCR, Citgo Petroleum
 8.25%, 11/1/31 #                                      250           267

 Sabine River Auth., PCR, TXU Energy, 6.15%, 8/1/22    250           275

 Tarrant County Health Fac. Dev. Corp.
 Baylor Health Care, 5.375%, 11/15/21                  1,000         1,075

 Total Texas (Cost $7,589)                                           8,120

 UTAH 0.4%
 Intermountain Power Agency
 5.75%, 7/1/16 (MBIA Insured)                          500           533

 Total Utah (Cost $492)                                              533

 VIRGINIA 3.3%
 Fairfax County Water Auth.
 5.80%, 1/1/16 (Escrowed to Maturity)                  810           899

 Greater Richmond Convention Center
 6.125%, 6/15/29 (Prerefunded 6/15/10+)                1,250         1,418

 Hotel Tax, 5.00%, 6/15/30 (MBIA Insured)              1,000         1,056

 Henrico County Economic Dev. Auth.
 Bon Secours Health, 5.60%, 11/15/30                   250           264

 Lexington IDA, Stonewall Jackson Hosp., 7.00%, 7/1/25 100           101

 Pocahontas Parkway Assoc., 5.50%, 8/15/28             200           208

 York County IDA, Virginia Electric & Power
 5.50%, 7/1/09                                         400           416

 Total Virginia (Cost $4,051)                                        4,362

 WASHINGTON 1.6%
 Chelan County Public Utility Dist. #1, Rock Island
 Hydro, Zero Coupon, 6/1/18 (MBIA Insured)             585           324

 Port of Seattle, TECP, 2.70%, 12/7/05 #               1,000         1,000

 Tacoma Solid Waste Utility
 5.50%, 12/1/17 (AMBAC Insured)                        665           706

 5.50%, 12/1/17 (Prerefunded 12/1/07+)
 (AMBAC Insured)                                       135           144

 Total Washington (Cost $2,070)                                      2,174

 WISCONSIN 0.3%
 Oconto Falls CDA, Oconto Falls Tissue, 7.75%, 12/1/22 200           147
#
 Wisconsin HEFA, National Regency of New Berlin
 8.00%, 8/15/25 (Prerefunded 2/15/06+)                 195           204

 Total Wisconsin (Cost $390)                                         351

 FUTURES CONTRACTS 0.0%
 Variation margin receivable (payable) on open futures
 contracts (2)                                                       5

 Total Futures Contracts                                             5

 Total Investments in Securities
 102.1% of Net Assets (Cost $129,911)                    $           135,912


 (1)   Denominated in U.S. dollars unless otherwise noted
 #     Interest subject to alternative minimum tax
 ++ All or a portion of this security is pledged to cover margin requirements on futures contracts at July 31, 2005.
 +     Used in determining portfolio maturity
 144A  Security was purchased pursuant to Rule 144A under the
       Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers - - total value of such securities at period-end amounts to $574 and represents 0.4% of net assets
 AMBAC AMBAC Assurance Corp.
 CDA   Community Development Administration
 COP   Certificates of Participation
 EFA   Educational Facility Authority
 FGIC  Financial Guaranty Insurance Company
 FSA   Financial Security Assurance Inc.
 GO    General Obligation
 HEFA  Health & Educational Facility Authority
 HFA   Health Facility Authority
 HFC   Housing Finance Corp.
 HFFA  Health Facility Financing Authority
 HHEFA Health & Higher Educational Facility Authority
 IDA   Industrial Development Authority/Agency
 IDC   Industrial Development Corp.
 IDRB  Industrial Development Revenue Bond
 MBIA  MBIA Insurance Corp.
 PCR   Pollution Control Revenue
 PFA   Public Finance Authority
 STEP Stepped coupon bond for which the coupon rate of interest will adjust on specified future date(s)
 TECP  Tax-Exempt Commercial Paper
 VRDN Variable-Rate Demand Note; rate shown is effective rate at period-end
 XLCA  XL Capital Assurance Inc.

 T. Rowe Price Summit Municipal Income Fund

 (2) Open Futures Contracts at July 31,  2005 were as follows:
 ($ 000s)
                                                      Contract     Unrealized
                                        Expiration    Value        Gain (Loss)
 Short, 7 U.S. Treasury ten year notes
 contracts, $14 par of 5.50% California
 Dept. of Water Resources, Power Supply
 pledged as initial margin               9/05         $801         $(12)

 Net payments (receipts) of variation
 margin to date                                                      17

 Variation margin receivable (payable)
 on open futures contracts                                         $ 5


 The accompanying notes are an integral part of this Portfolio of Investments.


T. Rowe Price Summit Municipal Income Fund
Unaudited
July 31, 2005
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Summit Municipal Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Summit Municipal Income Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks a high level of income exempt from federal income taxes.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation
The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Debt securities are generally traded in the over-the-counter market. Securities are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Financial futures contracts are valued at closing settlement prices.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Investment Transactions
Investment transactions are accounted for on the trade date. Unsettled variation margin on futures contracts is included in investments in securities.


NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Noninvestment-Grade Debt Securities
The fund may invest in noninvestment-grade debt securities, commonly referred to as "high-yield" or "junk" bonds. A real or perceived economic downturn or higher interest rates could adversely affect the liquidity or value, or both, of such securities because such events could lessen the ability of issuers to make principal and interest payments.

Restricted Securities
The fund may invest in securities that are subject to legal or contractual restrictions on resale. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, and their sale may involve substantial delays and additional costs, and prompt sale at an acceptable price may be difficult.

Futures Contracts
The fund may invest in futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values and interest rates.


NOTE 3 - FEDERAL INCOME TAXES

At July 31, 2005, the cost of investments for federal income tax purposes was $129,879,000. Net unrealized gain aggregated $6,045,000 at period-end, of which $6,238,000 related to appreciated investments and $193,000 related to depreciated investments .



Item 2.  Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.



                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Summit Municipal Funds, Inc.


By       /s/ James S. Riepe
         -----------------------------------
         James S. Riepe
         Principal Executive Officer

Date     September 16, 2005


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By       /s/ James S. Riepe
         -----------------------------------
         James S. Riepe
         Principal Executive Officer

Date     September 16, 2005



By       /s/ Joseph A. Carrier
         -----------------------------------
         Joseph A. Carrier
         Principal Financial Officer

Date     September 16, 2005


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